Accounts Payable, Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities

Accounts payable, accrued expenses and other current liabilities consist of the following:

	Successor	Predecessor
	As of	As of
	March 31, 2018	December 31, 2017
	(Unaudited)
Accounts payable	$9,741	$12,394
Other accrued expenses	2,315	2,893
Customer deposits	5,127	3,999
Accrued compensation	4,538	3,211
Accrued charge-backs	2,582	2,373
Accrued interest	258	311
Total	$24,561	$25,181

Accounts payable, accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2017	2016
Accounts payable	$12,394	$12,013
Other accrued expenses	2,893	2,756
Customer deposits	3,999	3,446
Accrued compensation	3,211	2,801
Accrued charge-backs	2,373	1,790
Accrued interest	311	231
Total	$25,181	$23,037